General (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 ILS (₪)
General [Abstract]
Aggregate principal amount | ₪	₪ 271,000
Description of principal amount
An amount of approximately NIS 50 million (principal plus future accrued interest) is due to Series H notes until May 30, 2018. The remaining amount of approximately NIS 250 million (principal plus future accrued interest) will become due until November 2019. In addition, until November 2019 the Company has certain operational expenses and other current liabilities for its ongoing operations in the amount of approximately NIS 28 million.

An amount of approximately NIS 50 million (principal plus future accrued interest) is due to Series H notes until May 30, 2018. The remaining amount of approximately NIS 250 million (principal plus future accrued interest) will become due until November 2019. In addition, until November 2019 the Company has certain operational expenses and other current liabilities for its ongoing operations in the amount of approximately NIS 28 million.

Cash and cash equivalents	₪ 465,739		₪ 89,688	₪ 157,851	$ 134,335	$ 25,869	₪ 323,182
Proceeds from sales of property, plant and equipment, classified as investing activities | $		$ 28,000
Purchase of property, plant and equipment, classified as investing activities	₪ 4,095	$ 1,181	₪ 2,872	₪ 23,630
Percentage of voting equity interests acquired	44.90%				44.90%
Description of rights, preferences and restrictions attaching to category of equity interest by entity without share capital	The Company holds approximately 89% of Elbit Medical share capital (88.7% on a fully diluted basis).	The Company holds approximately 89% of Elbit Medical share capital (88.7% on a fully diluted basis).
Description on relevant resources
(i) cash and cash equivalents (on a standalone basis) of approximately NIS 113 million; (ii) proceeds from payments on account of the sale of the Company’s plot in Bangalore (India) in the amount of approximately NIS 51 million based on the current valuation which is lower than the sale agreement signed on March 2018 as mentioned in note 4 d.; (iii) proceeds from the Company’s plot in Chennai in the amount of NIS 28 million based on the current valuation of the plot (iv) proceeds from sale of the Company’s shares in Elbit Medical.

(i) cash and cash equivalents (on a standalone basis) of approximately NIS 113 million; (ii) proceeds from payments on account of the sale of the Company’s plot in Bangalore (India) in the amount of approximately NIS 51 million based on the current valuation which is lower than the sale agreement signed on March 2018 as mentioned in note 4 d.; (iii) proceeds from the Company’s plot in Chennai in the amount of NIS 28 million based on the current valuation of the plot (iv) proceeds from sale of the Company’s shares in Elbit Medical.